Supplemental Cash Flow Information Supplemental Cash Flow Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Cash payments for interest to third parties	$ 6,682,000	$ 2,855,000	$ 626,000
Cash payments for interest to related parties	382,000	30,000	617,000
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Capital expenditures financed through long-term debt	18,005,000	5,745,000	0
Capital expenditures included in accounts payable and accrued liabilities	8,619,000	3,172,000	0
Dividends on Convertible Preferred Stock included in accrued liabilities	413,000	0	0
Costs related to issuances of equity included in accrued liabilities	175,000	879,000	0
Accrual of return on Class C redeemable preferred units	9,439,000	20,583,000	3,495,000
Conversion of Class C redeemable preferred units to Class A Units	260,411,000	0	0
Note payable to related parties exchanged for Class A Units	$ 0	$ 0	$ 50,000,000